INCOME TAXES (Tables)	12 Months Ended
Aug. 31, 2013
Income Tax Disclosure [Abstract]
Components of Income From Continuing Operations Before Income Taxes
The components of income from continuing operations before income taxes were:

	Year Ended Aug. 31,
(Dollars in millions)	2013	2012	2011
United States	$2,385	$1,954	$1,640
Outside United States	1,044	1,034	734
Total	$3,429	$2,988	$2,374

Components Of Income Tax Provision
The components of income tax provision from continuing operations were:

	Year Ended Aug. 31,
(Dollars in millions)	2013	2012	2011
Current:
U.S. federal	$432	$301	$330
U.S. state	52	49	43
Outside United States	305	310	271
Total Current	$789	$660	$644
Deferred:
U.S. federal	159	252	151
U.S. state	1	15	37
Outside United States	(34)	(26)	(115)
Total Deferred	126	241	73
Total	$915	$901	$717

Tax Rate Reconciliation
Factors causing Monsanto’s income tax provision from continuing operations to differ from the U.S. federal statutory rate were:

	Year Ended Aug. 31,
(Dollars in millions)	2013	2012	2011
U.S. Federal Statutory Rate	$1,200	$1,046	$831
U.S. R&D Tax Credit	(43)	(15)	(34)
U.S. Domestic Manufacturing Deduction	(68)	(67)	(37)
Lower Taxes on Foreign Operations	(78)	(67)	(98)
State Income Taxes	43	42	52
Valuation Allowances	—	12	(7)
Adjustment for Unrecognized Tax Benefits	(110)	(59)	(1)
Other	(29)	9	11
Income Tax Provision	$915	$901	$717

Deferred Income Tax
Deferred income tax balances are related to:

	As of Aug. 31,
(Dollars in millions)	2013	2012
Net Operating Loss and Other Carryforwards	$455	$601
Employee Fringe Benefits	335	412
Inventories	137	132
Restructuring and Impairment Reserves	130	148
Environmental and Litigation Reserves	99	73
Royalties	95	106
Intangibles	71	122
Allowance for Doubtful Accounts	46	45
Other	239	225
Valuation Allowance	(47)	(50)
Total Deferred Tax Assets	$1,560	$1,814
Property, Plant and Equipment	571	546
Intangibles	403	407
Other	60	119
Total Deferred Tax Liabilities	1,034	1,072
Net Deferred Tax Assets	$526	$742

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

(Dollars in millions)	2013	2012
Balance Sept. 1	$288	$348
Increases for prior year tax positions	14	24
Decreases for prior year tax positions	(118)	(71)
Increases for current year tax positions	14	11
Settlements	(4)	(3)
Lapse of statute of limitations	(23)	(13)
Foreign currency translation	(4)	(8)
Balance Aug. 31	$167	$288

Tax Years
For Monsanto’s major tax jurisdictions, the tax years that remain subject to examination are shown below:

Jurisdiction
U.S. federal income tax	2011-2013
U.S. state and local income taxes	2000-2013
Argentina	2001-2013
Brazil	2002-2013